Financial instruments	6 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Financial instruments

17.	Financial instruments

Fair value of financial instruments

The following table sets out the classification of the Company’s financial instruments as at February 29, 2024 and August 31, 2023:

	February 29, 2024	August 31, 2023
Financial Assets
Measured at amortized cost
Amounts receivable	$1,227	$3,140
Measured at fair value through profit or loss
Cash	7,959	7,629

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	12,802	11,571
Measured at fair value through profit or loss
Derivative financial instrument liabilities	1,745	3,544

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company classifies its financial instruments carried at fair value according to a three-level hierarchy that reflects the significance of the inputs used in making the fair value measurements. The three levels of fair value hierarchy, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs, are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly; and
•	Level 3 – Inputs for assets or liabilities that are not based on observable market data.

As at February 29, 2024 and August 31, 2023, cash was classified as Level 1, gold zero-cost collars were classified as Level 2 (Note 9), and derivative warrant liabilities (Note 9) were classified as Level 3 under the fair value hierarchy.